EQUITY - Share Ownership Plan (Details)	12 Months Ended
Dec. 31, 2025 shares
Share Ownership Plan
Minimum percentage of net income to be appropriated	5.00%
Threshold percentage of statutory reserves of the outstanding capital, used as criteria of allocation requirement	20.00%
Class "C"
Share Ownership Plan
Capital Stock to be included in PPP (as a percent)	10.00%
Capital Stock to be included in PPP (in shares)	98,438,098
Conversion of shares, number of shares converted till date	98,331,364
Number of shares held for conversion	106,734